Accrued Expenses and Other Current Liabilities - Schedule of Accrued expenses (Detail) - USD ($)	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Accrued Liabilities and Other Liabilities [Abstract]
Professional fees	$ 90,000	$ 35,365	$ 97,514
Accrued offering costs	197,000	0
Franchise taxes	14,000	6,218	9,425
Compensation	1,000	2,756	4,023
Other	147,000	16,029	11,709
Total accrued expenses and other current liabilities	$ 449,000	$ 60,368	$ 122,671